Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Current Fiscal Year End Date	--07-31
Entity File Number	001-40977
Entity Registrant Name	DEVVSTREAM LEGACY CORP.
Entity Central Index Key	0001854480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2433757
Entity Address, Address Line One	2108 N St.
Entity Address, Address Line Two	Suite 4254
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95816
City Area Code	346
Local Phone Number	630-4724
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false